Summary Of Significant Accounting Policies (Property, Plant, And Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2011
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, average	30
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, average	7
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, average	7
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	3
Estimated useful lives, maximum	5
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	3
Estimated useful lives, maximum	7